Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts receivables net of allowance for credit losses (in Dollars)	$ 177	$ 177	$ 20
Common stock, shares authorized	360,000,000	360,000,000	360,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	2,103,365	1,473,645	1,157,207
Common stock, shares outstanding	2,103,365	1,473,645	1,157,207